Off-balance-sheet commitments - Agreements for Exploitation of Industrial Property (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Off-balance-sheet commitments
Guaranteed annual minimum payment that will be deducted from the royalties due annually	€ 40
Annual guaranteed minimum amount following the first marketing of a nutraceutical product	15
Guaranteed minimum amount in the event of marketing of a drug product	€ 50